Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements	After the Reorganization, the consolidated financial statements of the Company include the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Chanson International	July 26, 2019	Cayman Islands	Parent, 100%	Investment holding

Deen Global	August 13, 2019	British Virgin Islands	100%	Investment holding

Jenyd	September 13, 2019	Hong Kong	100%	Investment holding

Xinjiang United Family	August 7, 2009	PRC	100%	Consultancy and information technology support; sells bakery products to customers

32 UFG entities	2012 to 2024	PRC	VIEs	Sells bakery products to customers

Chanson NY	April 17, 2015	New York	100%	Holding company. Consultancy and information technology support

Chanson 23rd Street	December 18, 2015	New York	100%	Eat-in services and bakery products and beverage products

Chanson Greenwich	February 20, 2020	New York	100%	Eat-in services and bakery products and beverage products, closed in the second half of fiscal year 2023

Chanson Management LLC	April 21, 2021	Delaware	100%	Consultancy and management support

Chanson 3rd Ave	August 5, 2021	New York	100%	Eat-in services and bakery products and beverage products

Chanson Broadway	March 21, 2022	New York	100%	Eat-in services and bakery products and beverage products

Schedule of Balance Sheet of the UFG Entities	The following financial statement amounts and balances of the UFG entities were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:
	December 31, 2023	December 31, 2022
Current assets	$8,637,907	$7,123,635
Non-current assets	4,765,561	4,078,979
Total assets	$13,403,468	$11,202,614
Current liabilities	$7,730,323	$5,858,647
Non-current liabilities	1,655,365	1,448,744
Total liabilities	$9,385,688	$7,307,391

Schedule of Operation of the UFG Entities
	For the Years Ended December 31,
	2023	2022	2021
Net revenue	$9,365,730	$5,198,990	$8,251,610
Net income	$1,765,358	$829,557	$1,875,684